Intangible assets, net (Tables)	3 Months Ended
Mar. 31, 2024
Intangible assets, net
Schedule of intangible assets, net

	As of	As of
	December 31,	March 31,
	2023	2024
	RMB	RMB
Purchased software	11,055	11,337
Total cost	11,055	11,337
Less: accumulated amortization	(6,808)	(7,097)
Intangible assets, net	4,247	4,240

Schedule of estimated amortization expense of existing intangible assets

RMB
Nine months ending December 31, 2024	803
2025	1,093
2026	864
2027	621
2028	269
Thereafter	590
Total	4,240